SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Cash Equivalents, at Carrying Value	$ 0	$ 0
Cash, Uninsured Amount	81,088	1,229,863
Restricted Cash	10,000	10,000
Accounts Receivable, Allowance for Credit Loss	0	$ 0
Restricted Cash and Cash Equivalents	$ 614,518